FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	$ (285)	$ (1,683)
Additional liability	(557)	(205)
Reversal of accrued bonus	718
Converted to equity	(54)
Change in fair value of liability	(1,222)	1,603
Balance, Ending	(1,400)	(285)
Conversion Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	(6)	(1,249)
Additional liability	0	0
Reversal of accrued bonus	0
Converted to equity	(54)
Change in fair value of liability	60	1,243
Balance, Ending	0	(6)
Bristol/Heartland/SOS warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	(56)	(394)
Additional liability	(164)	(56)
Reversal of accrued bonus	0
Converted to equity	0
Change in fair value of liability	(1,180)	394
Balance, Ending	(1,400)	(56)
Incentive Bonus [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	(223)	(40)
Additional liability	(393)	(149)
Reversal of accrued bonus	718
Converted to equity	0
Change in fair value of liability	(102)	(34)
Balance, Ending	$ 0	$ (223)